May 16, 2025

BNY MELLON ETF TRUST
-BNY Mellon Core Bond ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information (SAI)

Effective June 30, 2025, the following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Gregory A. Lee, CFA, and Marlene Walker Smith, the primary portfolio managers of the fund, are jointly and primarily responsible for management of the fund. Mr. Lee has been a primary portfolio manager of the fund since its inception in April 2020 and Ms. Walker Smith has been a primary portfolio manager of the fund since June 2025. Mr. Lee is a Senior Vice President and Senior Portfolio Manager at Mellon. Ms. Walker Smith is a Senior Director and Chief Investment Officer at Mellon.

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Effective June 30, 2025, the following information supersedes and replaces the information in the first and sixth paragraphs in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are primary portfolio managers of the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF. Gregory A. Lee, CFA and Marlene Walker Smith are the primary portfolio managers of the BNY Mellon Core Bond ETF. Messrs. France, Frysinger and Stoll and Ms. Sheremeta have been primary portfolio managers of the respective funds since October 2020. Ms. Walker Smith has been a primary portfolio manager of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF since October 2020 and a primary portfolio manager of BNY Mellon Core Bond ETF since June 2025. Each portfolio manager is jointly and primarily responsible for the day-to-day management of such funds' portfolios.

Ms. Walker Smith is a Senior Director and Chief Investment Officer at Mellon. She has been employed by Mellon or a predecessor company since 1995.

Effective June 30, 2025, all references to Nancy Rogers are removed from the Prospectus and SAI.

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